SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 27, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2026	Jun. 30, 2025	Jul. 31, 2024	May 31, 2024
Product Information [Line Items]
Allowance for credit losses		$ 26	$ 26
Advertising expense		57	85
inventory write down		131	24
Employee Retention Credit percentage	50.00%
Employee Retention Credits refunds		3,645	3,645			$ 3,645
Intangible assets amortization expense		$ 73	$ 161
Warrants exercise price		$ 0.01	$ 0.01			$ 0.01	$ 0.01	$ 0.01
Product limited warranty description		The Company provides limited assurance-type warranties on certain products sold to customers. Warranty periods generally range from one year or 1,000 operating hours for harvesters to two years for AMP autonomous mowers, with a five-year warranty on the AMP battery.
Contract labilities		$ 308	$ 76
Accrued sales taxes payable		824	876
FDIC insured limits		$ 2,813	1,674
Employee contributions vesting percentage		100.00%
Employee contributions withdraw conditions		Employees may withdraw money for their account upon reaching the age of 59 ½ or older, death or disability, or separation from employment.
Income taxes, net of refunds		$ 27	$ 74
Accrued and other current liabilities		$ 308				$ 629
Minimum [Member]
Product Information [Line Items]
Employee contribution percentage		1.00%
Maximum [Member]
Product Information [Line Items]
Employee contribution percentage		100.00%
Warrant [Member]
Product Information [Line Items]
Warrants exercise price		$ 0.01				$ 0.01
Internal Revenue Service (IRS) [Member]
Product Information [Line Items]
Cash refunds				$ 2,370	$ 1,318
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Four Customer [Member]
Product Information [Line Items]
Account receivables, percentage		60.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customers [Member]
Product Information [Line Items]
Account receivables, percentage			52.00%
Certificates of Deposit [Member]
Product Information [Line Items]
Standby letter value									$ 300
Interest rate									3.31%